Accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Royalties receivable	$ 2,897,870	$ 3,414,128
Sales tax recoverable	19,810	93,443
Accounts receivable	$ 2,917,680	$ 3,507,571